Basis of preparation	12 Months Ended
Mar. 31, 2025
Disclosure of Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

a.	Statement of compliance

The accompanying Consolidated Financial Statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) and its interpretations as issued by the International Accounting Standards Board (IASB). IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements) replacing IAS 1 (Presentation of Financial Statements). The new structure for the profit and loss statement requires (i) the classification of income and expenses into five
 new categories - operating, investing and
financing, income taxes and discontinued operations
and
(ii) the presentation of subtotals for operating profit or loss and profit or loss before financing and income taxes.

Although the IASB set an effective date
for IFRS 18 as annual reporting periods beginning on or after
January 1, 2027, the Company has adopted the IFRS 18 during the current year.
The Company has retrospectively applied this standard for the prior periods presented herein.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on June 0
7
, 2025.

b.	Basis of measurement

These Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

•	Derivative financial instruments are measured at fair value
•	Financial instruments at fair value through profit or loss are measured at fair value.
•	Financial assets at fair value through other comprehensive income are measured at fair value
•	Share-based payments
•
The defined benefit asset is recognized as the net total of the plan assets, plus unrecognized past service cost and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

•
In relation to lease prepayments, the initial fair value of the security deposit is estimated as the present value of the refundable amount, discounted using the market interest rates for similar instruments. The difference between the initial fair value and the refundable amount of the deposit is recognized as a Right of Use Asset and present value of lease liability

The above items have been measured at fair value and the methods used to measure fair values are discussed further in Note 4.

c.	Functional and presentation currency

Items included in the financial statements of each Group entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Indian rupee is the functional currency of Sify, its domestic subsidiaries. The U.S. dollar is the functional currency of Sify’s foreign subsidiaries i.e. Sify Technologies North America Corporation and Sify Technologies (Singapore) Pte. Ltd. located in North America, United States of America and in Singapore
 respectively
.

The Consolidated Financial Statements are presented in Indian Rupees which is the Group’s presentation currency. All financial information presented in Indian Rupees has been rounded up to the nearest thousand except where otherwise indicated.

Convenience translation :
Solely for the convenience of the reader, the financial statements as of and for the year ended March 31, 2025 have been translated into United States dollars (neither the presentation currency nor the functional currency of the Group) based on the reference rate in the City of Mumbai on March 31, 2025, for cable transfers in Indian rupees as published by the Reserve Bank of India which was ₹ 85.5814 per $1.00. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollar at such a rate or at any other rate on March 31, 2025 or at any other date.

Due to rounding off, the translated numbers presented throughout the document may not add up precisely to the totals.

d.	Use of estimates and judgments

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, the disclosures of contingent assets and contingent liabilities at the date of financial statements, income and expenses during the period. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods which are affected.

Application of accounting policies that require critical accounting estimates, judgments and assumptions having the most significant effect on the amounts recognized in the financial statements are
:

•	Useful lives of property, plant and equipment (Note 3 e and Note 5)
•	Useful lives of intangible assets (Note 3 g and Note 6)
•	Estimate of Lease term and measurement of Right of Use Assets and Lease Liabilities (Note 3 h, 7)
•	Identification of performance obligation and timing of satisfaction of performance obligation, measurement of transaction price on revenue recognition (Note 3 o)
•	Measurement of the recoverable amounts of cash-generating units containing goodwill (Note 3 k and Note 6)
•	Utilization of tax losses and computation of deferred taxes (Note 3 r, 11)
•	Measurement of defined employee benefit obligations (Note 17)
•	Measurement of share-based payments (Note 3 m, 27)
•	Valuation of financial instruments (Note 3 c, 4, 34 and 33)
•	Provisions and contingencies (Note 3 n and 31)
•	Expected Credit losses on Financial Assets (Note 3 c, 13)
•	Impairment testing (Note 3 k)

e .	Reconciliation between IAS 1 and IFRS 18 for the comparative periods

Changes in Consolidated Statement of Profit or Loss for the years ended March 31, 2024 and March 31, 2023 (In thousands of Rupees):

	For the year ended March 31,2024		For the year ended March 31,2023
Particulars	IAS 1	IFRS 18	IAS 1	IFRS 18
Revenue	3,56,33,922	3,56,33,922	3,34,03,726	3,34,03,726
Cost of sales	(2,23,78,001)	(2,23,78,001)	(2,13,79,429)	(2,13,79,429)
Gross Profit	1,32,55,921	1,32,55,921	1,20,24,297	1,20,24,297
Other Operating Income	1,84,613	3,78,973	1,31,840	3,24,021
Selling, general and administrative expense	(64,99,562)	(64,62,069)	(57,33,634)	(57,28,696)
Depreciation and amortisation	(47,73,414)	(47,73,414)	(39,71,865)	(39,71,865)
Operating Profit	21,67,558	23,99,411	24,50,638	26,47,757
Investment income	-	1,56,154	-	39,712
Profit before financing and income taxes	21,67,558	25,55,565	24,50,638	26,87,469
Finance Income	3,37,723	108	2,22,905	10,291
Finance Expenses	(19,03,278)	(19,51,675)	(14,60,610)	(14,79,889)
Interest expenses on pension liabilities	-	(1,995)	-	(4,938)
Interest expenses on Lease liabilities	(2,49,964)	(2,49,964)	(1,91,912)	(1,91,912)
Net Finance Expenses	(18,15,519)	(22,03,526)	(14,29,617)	(16,66,448)
Profit before tax	3,52,039	3,52,039	10,21,021	10,21,021
Income tax (expense) / benefit	(1,83,100)	(1,83,100)	(3,46,499)	(3,46,499)
Profit for the year	1,68,939	1,68,939	6,74,522	6,74,522

Changes in Consolidated Statement of Cash Flow for the years ended March 31, 2024 and March 31, 2023 (In thousands of Rupees):

	For the year ended March 31,2024		For the year ended March 31,2023
Particulars	IAS 1	IFRS 18	IAS 1	IFRS 18
Cash flows from operating activities
Profit for the year /Operating Profit for the year	1,68,939	23,99,411	6,74,522	26,47,757
Adjustments for:
Depreciation and amortisation	47,73,414	47,73,414	39,71,865	39,71,865
Gain on sale of property, plant and equipment	419	419	(10,783)	(10,783)
Provision for doubtful receivables and advances	2,65,000	2,65,000	3,71,890	3,71,890
Stock compensation expense	7,472	7,472	16,494	16,494
Net finance income/expenses	18,15,519	-	14,29,617	-
Unrealized (gain)/ loss on account of exchange differences	69,365	33,862	(42,660)	(61,978)
Amortisation of Leasehold Prepayments	1,390	1,390	(1,515)	(1,515)
Tax expense/reversal	1,83,100	-	3,46,499	-

Change in trade and other receivables	(4,81,267)	(4,81,267)	(4,00,481)	(4,00,481)
Change in inventories	(14,51,400)	(14,51,400)	4,65,280	4,65,280
Change in Contract Assets	26,045	26,045	(1,298)	(1,298)
Change in Contract Costs	(31,555)	(31,555)	1,78,528	1,78,528
Change in other assets	(14,77,571)	(14,77,571)	(7,89,470)	(7,89,470)
Change in trade and other payables	28,27,200	28,27,200	28,43,263	28,43,263
Change in employee benefits	19,952	19,952	(57,047)	(57,047)
Change in Contract Liabilities	8,40,918	8,40,918	7,06,485	7,06,485
Change in Other Bank Deposits	(5,34,358)	(5,34,358)	(4,02,752)	(4,02,752)
Cash generated from operation	70,22,582	72,18,932	92,98,437	94,76,238
Income taxes (paid) / Refund received	(12,84,867)	(12,84,867)	(13,62,951)	(13,62,951)
Net cash from operating activities	57,37,715	59,34,065	79,35,486	81,13,287

Cash flows from investing activities
Acquisition of property, plant and equipment & intangible assets	(1,11,21,455)	(1,11,21,455)	(1,16,16,131)	(1,16,16,131)
Expenditure on Intangibles			(4,17,466)	(4,17,466)
Investments in corporate debt securities & Equity during the year	(1,53,640)	(1,53,640)	(5,46,886)	(5,46,886)
Amount paid for acquisition of right of use assets	(12,55,635)	(12,55,635)	(11,78,320)	(11,78,320)
Proceeds from sale of property, plant and equipment	2,171	2,171	10,783	10,783
Finance income received	2,65,391	71,031	1,55,756	(17,102)
Net cash used in investing activities	(1,22,63,168)	(1,24,57,528)	(1,35,92,264)	(1,37,65,122)

Cashflows from financing activities
Proceeds from issue of shares on excercise of options (including share premium)	41,791	41,791	8,079	8,079
Proceeds from /(repayment) of borrowings (net)	46,28,405	46,28,405	48,49,485	48,49,485
Proceeds from issue of Compulsorily conovertible debentures	60,00,000	60,00,000	19,80,000	19,80,000
Repayment of lease liabilities	(3,77,195)	(3,77,195)	(2,65,236)	(2,65,236)
Finance expenses paid	(28,49,121)	(28,51,111)	(16,27,907)	(16,32,850)
Net cash from (used in) financing activities	74,43,880	74,41,890	49,44,421	49,39,478

Net decrease in cash and cash equivalents	9,18,427	9,18,427	(7,12,357)	(7,12,357)
Cash and cash equivalents at April 1	26,98,942	26,98,942	34,09,983	34,09,983
Effect of exchange fluctuations on cash held	1,232	1,232	1,316	1,316
Cash and cash equivalents at year end	36,18,601	36,18,601	26,98,942	26,98,942